Vident International Equity Strategy ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Australia - 3.8%
AGL Energy, Ltd.	197,785	$1,291,939
BlueScope Steel, Ltd.	107,381	1,572,140
JB Hi-Fi, Ltd.	22,245	1,543,384
New Hope Corporation, Ltd.	426,081	1,020,041
Origin Energy, Ltd.	231,214	1,609,993
Perseus Mining, Ltd.	483,642	1,210,754
Qantas Airways, Ltd.	267,650	1,827,533
QBE Insurance Group, Ltd.	126,068	1,878,996
Super Retail Group, Ltd.	67,249	619,743
Yancoal Australia, Ltd.	309,001	1,040,026
		13,614,549

Austria - 0.5%
OMV AG	25,673	1,372,747
voestalpine AG	13,933	366,650
		1,739,397

Belgium - 0.3%
Ageas SA	6,718	438,150
Proximus SADP	29,582	257,750
Solvay SA	16,526	541,449
		1,237,349

Brazil - 2.9%
Cia de Saneamento de Minas Gerais Copasa MG	293,384	1,219,693
Lojas Renner SA	703,586	2,210,655
Marfrig Global Foods SA	598,469	2,638,377
Telefonica Brasil SA	369,080	1,838,945
TIM SA	383,194	1,296,243
Vibra Energia SA	310,419	1,088,515
		10,292,428

Canada - 5.9%
Air Canada (a)	115,027	1,606,254
Canadian Tire Corporation, Ltd. - Class A	1,938	245,804
Empire Company, Ltd.	53,966	2,079,042
Great-West Lifeco, Inc.	49,497	1,875,194
Hudbay Minerals, Inc.	191,261	1,701,241
iA Financial Corporation, Inc.	17,038	1,731,372
Kinross Gold Corporation	144,483	2,128,969
Magna International, Inc.	38,489	1,394,612
Manulife Financial Corporation	52,920	1,681,955
Parex Resources, Inc.	51,851	511,741
Power Corporation of Canada	52,799	2,039,459
Sun Life Financial, Inc.	27,443	1,764,400
Suncor Energy, Inc.	40,944	1,452,895
Tamarack Valley Energy, Ltd.	350,511	1,114,028
		21,326,966

Chile - 1.2%
Cencosud SA	668,866	2,304,146
Latam Airlines Group SA (a)	111,321,492	2,119,815
		4,423,961

China - 4.4%
Anhui Conch Cement Company, Ltd. - Class H	588,000	1,533,447
China Coal Energy Company, Ltd. - Class H	605,000	677,404
China Pacific Insurance Group Company, Ltd. - Class H	531,600	1,660,922
China Resources Pharmaceutical Group, Ltd. (b)	2,351,500	1,544,366
COSCO SHIPPING Holdings Company, Ltd. - Class H	753,795	1,301,577
Country Garden Services Holdings Company, Ltd.	1,897,000	1,616,002
JD Logistics, Inc. (a)(b)	922,000	1,462,680
Lenovo Group, Ltd.	1,326,000	1,528,657
People's Insurance Company Group of China, Ltd. - Class H	3,142,000	2,055,520
Sinopharm Group Company, Ltd. - Class H	394,000	954,658
ZTE Corporation - Class H	454,000	1,273,728
		15,608,961

Denmark - 6.6%
AP Moller - Maersk AS - Class B	1,115	2,016,783
Bavarian Nordic AS (a)	58,000	1,527,071
Carlsberg AS - Class B	15,592	2,228,666
D/S Norden AS	56,521	1,716,941
Danske Bank AS	52,527	2,007,310
Demant AS (a)	38,980	1,524,614
Genmab AS (a)	5,838	1,225,662
H Lundbeck AS	263,990	1,460,015
ISS AS	85,008	2,283,440
NKT AS (a)	23,855	2,040,332
Pandora AS	8,206	1,494,271
ROCKWOOL AS	44,940	2,129,448
Tryg AS	78,593	2,019,023
		23,673,576

Finland - 1.2%
Fortum Oyj	104,267	1,799,217
Nokia Oyj	358,024	1,859,907
Outokumpu Oyj	121,090	468,766
		4,127,890

France - 0.6%
Bouygues SA	13,906	606,057
Renault SA	15,257	786,008
Societe Generale SA	11,740	637,739
		2,029,804

Germany - 5.8%
Allianz SE	4,903	1,940,917
Aurubis AG	5,837	512,227
Continental AG	22,745	1,995,991
Deutsche Bank AG	78,916	2,182,406
Deutsche Lufthansa AG	249,150	1,992,951
Freenet AG	20,400	673,469
Fresenius Medical Care AG	23,972	1,361,260
Fresenius SE & Company KGaA	41,462	2,032,479
Heidelberg Materials AG	11,356	2,223,216
HelloFresh SE (a)	135,297	1,605,851
K+S AG	65,022	1,183,278
Schaeffler AG	29,128	140,207
Suedzucker AG	14,235	182,127
Talanx AG	8,481	1,100,491
TUI AG (a)	189,284	1,581,127
		20,707,997

Hong Kong - 6.3%
BOC Hong Kong Holdings, Ltd	495,000	2,089,447
Bosideng International Holdings, Ltd.	194,000	108,856
Cathay Pacific Airways, Ltd.	1,173,000	1,579,647
China Taiping Insurance Holdings Company, Ltd.	1,062,600	1,634,238
Geely Automobile Holdings, Ltd.	874,000	1,963,882
Guangdong Investment, Ltd.	2,010,000	1,635,365
Hong Kong Exchanges and Clearing, Ltd.	26,900	1,357,770
Kingboard Holdings, Ltd.	631,500	1,795,876
Kunlun Energy Company, Ltd.	1,678,000	1,679,808
Orient Overseas International, Ltd.	120,000	2,067,448
Pacific Basin Shipping, Ltd.	5,257,605	1,300,732
Sino Biopharmaceutical, Ltd.	4,002,155	2,271,182
Sino Land Company, Ltd.	1,252,000	1,264,525
WH Group, Ltd. (b)	2,060,500	1,902,433
		22,651,209

Indonesia - 1.5%
Astra International Tbk PT	5,242,600	1,560,872
PT Alamtri Resources Indonesia Tbk	11,100,300	1,499,120
Telkom Indonesia Persero Tbk PT	5,694,500	985,788
United Tractors Tbk PT	1,017,300	1,401,988
		5,447,768

Ireland - 3.5%
Accenture PLC - Class A	2,278	721,716
AerCap Holdings NV	16,754	1,938,940
Alkermes PLC (a)	50,018	1,531,051
Aptiv PLC (a)	15,441	1,031,613
DCC PLC	20,364	1,273,128
Jazz Pharmaceuticals PLC (a)	12,702	1,372,705
Kerry Group PLC - Class A	15,484	1,691,030
Medtronic PLC	17,270	1,433,065
TE Connectivity PLC	10,868	1,739,641
		12,732,889

Israel - 1.6%
El Al Israel Airlines (a)	25,045	92,518
ICL Group, Ltd.	153,472	1,017,519
Inmode, Ltd. (a)	30,827	451,924
Israel Discount Bank, Ltd. - Class A	219,741	1,867,001
Plus500, Ltd.	10,965	503,934
Tower Semiconductor, Ltd. (a)	5,391	212,621
ZIM Integrated Shipping Services, Ltd.	88,186	1,538,846
		5,684,363

Italy - 0.7%
Iveco Group NV	123,437	2,459,323
Telecom Italia SpA (a)	342,292	146,265
		2,605,588

Japan - 1.9%
Alps Alpine Company, Ltd.	114,800	1,103,089
Konica Minolta, Inc. (a)	393,400	1,200,961
Mitsubishi Motors Corporation	537,800	1,623,892
Panasonic Holdings Corporation	61,100	706,295
Sankyo Company, Ltd.	116,400	2,030,415
		6,664,652

Malaysia - 2.3%
CIMB Group Holdings Bhd	367,000	597,512
IHH Healthcare Bhd	969,800	1,572,094
MISC Bhd	616,500	1,089,177
Public Bank Bhd	1,613,800	1,634,084
RHB Bank Bhd	1,105,400	1,669,851
Telekom Malaysia Bhd	1,085,000	1,664,525
YTL Corporation Bhd	292,100	124,897
		8,352,140

Mexico - 1.5%
Arca Continental SAB de CV	136,016	1,496,414
Cemex SAB de CV	2,724,344	1,867,143
Qualitas Controladora SAB de CV	190,313	2,039,937
		5,403,494

Netherlands - 1.9%
Aegon, Ltd.	232,313	1,663,108
Koninklijke Ahold Delhaize NV	45,025	1,900,449
Nebius Group NV (a)	53,096	1,951,278
Randstad NV	6,449	270,594
Stellantis NV	117,743	1,198,336
		6,983,765

Norway - 3.9%
Aker BP ASA	67,322	1,548,443
DNO ASA	1,501,812	1,788,860
Equinor ASA	67,043	1,571,553
Hoegh Autoliners ASA	167,892	1,395,930
Leroy Seafood Group ASA	178,939	780,406
Norsk Hydro ASA	134,305	735,597
Norwegian Air Shuttle ASA (a)	1,650,019	2,306,149
Storebrand ASA	136,096	1,780,931
Yara International ASA	53,531	1,917,594
		13,825,463

Peru - 0.5%
Credicorp, Ltd.	8,717	1,846,348

Poland - 1.9%
Alior Bank SA	11,016	305,808
ORLEN SA	123,312	2,421,750
Powszechna Kasa Oszczednosci Bank Polski SA	98,048	1,971,146
Powszechny Zaklad Ubezpieczen SA	130,863	2,138,093
		6,836,797

Portugal - 0.7%
Banco Comercial Portugues SA	3,029,410	2,359,257
Galp Energia SGPS SA	3,718	59,282
		2,418,539

Russia - 0.0% (d)
Severstal PAO - GDR (a)(c)	24,074	0

Singapore - 6.3%
ComfortDelGro Corporation, Ltd.	586,600	645,915
DBS Group Holdings, Ltd.	48,740	1,690,177
Genting Singapore, Ltd.	2,967,800	1,587,920
Hafnia, Ltd.	309,552	1,560,311
Jardine Cycle & Carriage, Ltd.	53,900	1,021,910
NetLink NBN Trust	594,400	398,694
Oversea-Chinese Banking Corporation, Ltd.	125,100	1,574,421
SATS, Ltd.	401,100	961,072
Seatrium, Ltd.	964,000	1,532,413
Sembcorp Industries, Ltd.	345,200	1,772,041
Singapore Airlines, Ltd.	344,900	1,906,899
Singapore Exchange, Ltd.	177,100	1,925,358
Singapore Telecommunications, Ltd.	664,500	1,963,202
United Overseas Bank, Ltd.	58,719	1,612,314
UOL Group, Ltd.	125,600	556,123
Venture Corporation, Ltd.	94,100	807,760
Wilmar International, Ltd.	476,600	1,127,195
		22,643,725

South Africa - 2.1%
Foschini Group, Ltd.	203,142	1,511,851
Harmony Gold Mining Company, Ltd.	144,406	2,045,235
MTN Group, Ltd.	259,707	1,797,778
Vodacom Group, Ltd.	264,988	2,021,731
		7,376,595

South Korea - 7.3%
DB Insurance Company, Ltd.	20,231	1,473,665
Doosan Bobcat, Inc.	43,049	1,466,480
Hankook Tire & Technology Company, Ltd.	57,723	1,610,738
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	10,054	2,306,364
HMM Company, Ltd.	121,243	1,871,766
Hyundai Glovis Company, Ltd.	15,685	1,289,178
Hyundai Mobis Company, Ltd.	8,576	1,572,609
Kia Corporation	22,222	1,439,912
Korean Air Lines Company, Ltd.	91,869	1,498,190
KT Corporation	48,084	1,770,434
LG Uplus Corporation	231,127	2,144,253
NongShim Company, Ltd.	4,634	1,424,089
Orion Corporation	23,660	1,893,212
Samsung Fire & Marine Insurance Company, Ltd.	3,133	918,532
Samsung SDS Company, Ltd.	20,205	1,906,712
SK Telecom Company, Ltd.	41,241	1,539,401
		26,125,535

Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	134,149	2,011,793
Banco Santander SA	305,745	2,440,448
CaixaBank SA	30,733	261,254
Mapfre SA	67,119	254,194
Repsol SA	16,128	217,058
		5,184,747

Sweden - 1.3%
SSAB AB - Class B	349,556	2,070,780
Telefonaktiebolaget LM Ericsson - Class B	208,956	1,772,600
Volvo Car AB (a)	535,302	969,177
		4,812,557

Switzerland - 6.2%
Avolta AG	21,941	1,177,237
Chubb, Ltd.	5,820	1,729,704
Glencore PLC	293,900	1,123,220
Helvetia Holding AG	4,443	1,053,492
Holcim AG	15,972	1,769,547
Julius Baer Group, Ltd.	22,315	1,470,011
Logitech International SA	16,088	1,340,226
Novartis AG	13,744	1,573,061
Sandoz Group AG	33,559	1,704,604
STMicroelectronics NV	33,121	831,165
Swatch Group AG	8,763	1,477,833
Swiss Re AG	10,377	1,834,653
Swisscom AG	110	75,717
Swissquote Group Holding SA	3,354	2,009,420
UBS Group AG	44,164	1,407,894
Zurich Insurance Group AG	2,605	1,830,206
		22,407,990

Taiwan - 6.6%
Arcadyan Technology Corporation	292,000	2,085,123
Compal Electronics, Inc.	1,411,000	1,355,984
Eva Airways Corporation	1,083,000	1,476,235
Evergreen Marine Corporation Taiwan, Ltd.	253,000	2,064,117
FIT Hon Teng, Ltd. (a)(b)	3,704,000	968,329
Foxconn Technology Company, Ltd.	662,000	1,338,645
L&K Engineering Company, Ltd.	210,000	1,765,854
Pegatron Corporation	470,000	1,315,815
Pou Chen Corporation	1,382,000	1,438,791
Primax Electronics, Ltd.	520,000	1,353,421
Radiant Opto-Electronics Corporation	259,000	1,274,755
Simplo Technology Company, Ltd.	130,822	1,636,994
Taiwan Surface Mounting Technology Corporation	406,000	1,483,458
Tong Yang Industry Company, Ltd.	484,000	2,107,613
Tripod Technology Corporation	242,000	1,728,081
Zhen Ding Technology Holding, Ltd.	45,000	154,662
		23,547,877

Thailand - 2.1%
Cal-Comp Electronics Thailand PCL	3,812,000	840,794
Kasikornbank PCL - NVDR	338,700	1,588,906
Krung Thai Bank PCL - NVDR	2,277,600	1,540,255
PTT Exploration & Production PCL - NVDR	429,900	1,283,381
SCB X PCL - NVDR	211,500	763,468
TMBThanachart Bank PCL - NVDR	27,052,500	1,582,234
		7,599,038

United Kingdom - 2.2%
Centrica PLC	437,210	933,627
easyJet PLC	169,711	1,318,708
J Sainsbury PLC	118,903	457,628
Kingfisher PLC	413,392	1,547,558
Tesco PLC	350,030	1,831,481
Vodafone Group PLC	1,586,136	1,644,444
		7,733,446
TOTAL COMMON STOCKS (Cost $298,895,808)		347,667,403

PREFERRED STOCKS - 1.6%	Shares	Value
Brazil - 0.9%
Cia Energetica de Minas Gerais	797,159	1,506,134
Metalurgica Gerdau SA	775,110	1,127,767
Petroleo Brasileiro SA	130,604	707,242
		3,341,143

Chile - 0.6%
Embotelladora Andina SA	484,690	2,063,072

Germany - 0.1%
Volkswagen AG	4,661	504,590
TOTAL PREFERRED STOCKS (Cost $5,070,250)		5,908,805

WARRANTS - 0.0%(d)	Contracts	Value
Malaysia - 0.0%(d)
YTL Corporation Bhd, Expires 12/31/2099, Exercise Price $1.50 (a)(c)	58,420	3,980
TOTAL WARRANTS (Cost $0)		3,980

TOTAL INVESTMENTS - 98.5% (Cost $303,966,058)		353,580,188
Other Assets in Excess of Liabilities - 1.5%		5,322,877
TOTAL NET ASSETS - 100.0%		$358,903,065
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $5,877,808 or 1.6% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,980 or 0.0% of net assets as of May 31, 2025.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Vident International Equity Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$347,667,403	$–	$0	$347,667,403
Preferred Stocks	5,908,805	–	–	5,908,805
Warrants	–	–	3,980	3,980
Total Investments	$353,576,208	$–	$3,980	$353,580,188

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 8/31/2024	$—
Net Realized Gain (Loss)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Purchases	3,980
Sales	—
Transfers into Level 3	—
Transfers Out of Level 3	—
Balance as of 5/31/2025	$3,980

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.